SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-        SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

Jacada's revenues, and certain of its subsidiary's revenues, are generated mainly in U.S. dollars. In addition, most of their costs are incurred in U.S. dollars. The Company's management believes that the U.S. dollar is the primary currency of the economic environment in which Jacada and certain of its subsidiaries operate. Thus, the functional and reporting currency of Jacada and certain of its subsidiaries is the U.S. dollar.

Jacada and certain subsidiaries' transactions and balances denominated in U.S. dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to U.S. dollars in accordance with Accounting Standard Codification ("ASC") 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statements of operations items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income in shareholders' equity.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of Jacada and its wholly-owned subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term, highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.

e.          Short-term bank deposit:

Bank deposits with maturities of more than three months at acquisition but less than one year are included in short-term bank deposits. Such deposits are stated at cost which approximates fair values.

f.	Investments in marketable securities:

The Company accounts for investments in debt and equity marketable securities in accordance with ASC 320, "Investments - Debt and Equity Securities".

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies all of its marketable securities as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income in shareholders’ equity. Realized gains and losses on sale of investments are included in financial income (expenses), net.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in financial income (expenses), net.

The Company's securities are reviewed for impairment in accordance with ASC 320-10-35. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and if the entity has the intent to sell the security, including whether it is more likely than not that it will be required to sell the security before recovery of its cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in the statements of operations as financial income, net, and, with respect to debt securities which the entity does not expect to sell, is limited to the amount related to credit losses, while impairment related to other factors is recorded in other comprehensive loss.

No other-than-temporary impairments were identified in 2017, 2016 and 2015. The gain on sale of marketable securities previously impaired amounted to $ 13, $ 11 and $ 0 for the years ended December 31, 2017, 2016 and 2015, respectively.

g.	Restricted cash deposit:

The restricted cash deposit is invested in bank deposits, which are pledged in favor of the banks which provide to the Company guarantees with respect to office lease agreements, credit card and hedging transactions.

h.	Long-term lease deposits:

Long-term deposits include long-term deposits for motor vehicles under operating leases, presented at their cost and are included in other assets in the consolidated balance sheets.

i.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	14 - 33
Office furniture and equipment	7 - 15
Motor vehicles	17
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

j.	Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360, "Property Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

During 2017, 2016 and 2015, no impairment losses were identified.

k.	Research and development costs:

Research and development costs are charged to the statement of operations as incurred. ASC 985-20, "Costs of Software to Be Sold, Leased, or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. No material costs are incurred by the Company between the completion of the working model and the point at which the products are ready for general release. Therefore, research and development costs have been expensed as incurred.

l.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes" (“ASC 740”). ASC 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. The Company classifies interest as income tax expenses.

m.	Revenue recognition:

The Company derives its revenue principally from:

•
initial sales of licenses to use the Company's software either on a perpetual or term basis, including professional services such as customization, implementation and integration services, and associated support and maintenance, also called post-contract support or PCS, and

•	subscription fees for accessing the Company’s cloud-based software services, known as Software-as-a-Service.

Perpetual or Term-Based Licenses

The basis for the Company's software revenue recognition is substantially governed by the accounting guidance contained in ASC 985-605, "Software-Revenue Recognition." Sales of software licenses are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable, and collectability is probable. The Company considers all arrangements with payment terms extending beyond customary payment terms not to be fixed or determinable. If the fee is not fixed or determinable, revenue is recognized as payments become due from the customer, provided that all other revenue recognition criteria have been met.

The Company does not grant a right of return to its customers. In transactions where a customer's contractual terms include a provision for customer acceptance based on customer-specified subjective criteria, or for evaluation purposes, the Company recognizes revenues only when such acceptance has been obtained or as the acceptance provision lapses. However, in transactions where a customer's contractual terms include a provision for customer acceptance based on customer-specified objective criteria, the Company recognizes revenue if it can demonstrate that the delivered product meets the specified criteria prior to customer acceptance.

The Company usually sells its software licenses as part of an overall solution offered to a customer that combines the sale of software licenses with customization, implementation and integration services. In arrangements which include significant customization of software and services, the Company accounts for the services together with the software under contract accounting in accordance with ASC 605-35, "Construction-Type and Production-Type Contracts".

Revenues recognized in accordance with ASC 605-35 are accounted for using the percentage of completion method. The percentage of completion method is used when the required services are quantifiable, based on the estimated number of labor hours necessary to complete the project, and under that method revenues are recognized using labor hours incurred as the measure of progress towards completion.

Revenue from software that does not require services, including licenses sold subsequent to the initial installation, and post-implementation consulting services, are recognized upon delivery, assuming all other revenue recognition criteria has been met.

Maintenance revenue is recognized ratably over the term of the maintenance agreement. Deferred revenues include unearned amounts received under maintenance and support agreements and amounts received from customers, for which revenues have not yet been recognized.

Revenues from software arrangements involving multiple elements, such as software, PCS, consulting and training, are allocated to the different elements in the arrangement under the "residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and no VSOE exists for the delivered elements. The residual method of allocation requires an entity to first allocate revenue to the fair value of the undelivered elements (maintenance and other services) and the residual revenue to the delivered element (software licenses). Any discount in the arrangement is allocated to the delivered element.

VSOE of fair value for maintenance and other services is generally determined based on the price charged for the undelivered element when sold separately. The Company's process for establishing VSOE of fair value of PCS is through performance of VSOE compliance test which is an analysis of the entire population of PCS renewal activity for its installed base of customers. The Company's process for the establishment of VSOE of fair value for professional services is through a performance of an analysis of the entire population of separate sales of services.

In certain instances, the Company does not have VSOE of fair value for PCS. In these instances, the entire arrangement consideration is recognized ratably over the contract term.

Software as a Service (“SaaS”)

SaaS contracts are accounted for under ASC 605, “Revenue Recognition”. The Company enters into SaaS arrangements with multiple deliverables that generally include subscription fees, PCS and professional services. If the deliverables have standalone value upon delivery, the Company accounts for each deliverable separately with subscription services being recognized ratably over the contract term and professional services being recognized as performed. In determining whether professional services have standalone value, the Company considers the availability of the services from other vendors and the nature of the professional services. To date, the Company has concluded that all of the professional services included in multiple deliverable arrangements executed have standalone value. Multiple deliverables included in an arrangement are separated into different units of accounting and the arrangement consideration is allocated to the identified separate units based on a relative selling price hierarchy. The Company determines the relative selling price for a deliverable based on its VSOE, if available, or its best estimate of selling price (“BESP”), if VSOE is not available. The Company has determined that third-party evidence of selling price (“TPE”) is not a practical alternative due to differences in its service offerings compared to other parties and the availability of relevant third-party pricing information. For professional services, the Company uses the established VSOE as the relative selling price.

The Company has not established VSOE for its subscription services due to lack of pricing consistency, the introduction of new services and other factors. Accordingly, the Company uses its BESP to determine the relative selling price for its subscription.

The Company accounts for reimbursements received for out-of-pocket expenses incurred, in accordance with ASC 605-45-45, "Reimbursements Received for Out-of-Pocket Expenses Incurred", under which reimbursements received for out-of-pocket expenses incurred should be characterized as revenue in the statements of operations. The reimbursements received for out-of-pocket expenses for years ended December 31, 2017, 2016 and 2015 amounted to $ 256, $ 362 and $ 452, respectively.

n.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" (“ASC 718”), which requires the measurement and recognition of compensation expense based on estimated fair values for all stock-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model.

The Company recognizes compensation expenses for the value of its awards based on the accelerated attribution method over the requisite service period of each of the awards.

The Company estimates the fair value of stock options awards using the Black-Scholes option pricing model. This option-pricing model requires a number of assumptions, described below. The Company has historically not paid dividends and has no foreseeable plans to pay dividends. The Company used its historical stock prices for calculating volatility. The risk-free interest rate assumption is based on the yield from U.S. treasury bonds with an equivalent term of the Company's employee stock options. The Company determined the expected life of the options according to the average of the vesting period and the expiration period.

The Company adopted ASU 2016-09 update with respect to the forfeiture rate. Refer to note 2w.

The fair value for options granted in 2017, 2016 and 2015 was estimated at the date of grant using the following weighted average assumptions:

	Year ended December 31,
	2017	2016	2015

Dividend yield	0%	0%	0%
Expected volatility	74%	65%	65%
Risk-free interest	2.23%	1.37%	1.75%
Expected term (years)	5.5	5.6	5.5

The Company applies ASC 505-50, "Equity-Based Payments to Non-Employees" ("ASC 505") with respect to options issued to non-employees.

o.	Advertising expenses:

Advertising expenses are charged to the statements of operations, as incurred. Advertising expenses for the years ended December 31, 2017, 2016 and 2015 were $ 450, $ 301 and $ 220, respectively.

p.	Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Israeli employees are entitled to severance equal to one month's salary for each year of employment or a portion thereof. The Company's liability for its Israeli employees, not under section 14 discussed below, is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies.

Commencing from 2005, new employees of the Company are subject to Section 14 of the Severance Pay Law, under which the payments to the pension funds and insurance companies discharge the Company's obligation to the employees. Accumulated amounts in the pension funds and with the insurance companies are not under the control or administration of the Company, and accordingly, neither those amounts nor the corresponding accrual for severance pay are reflected in the balance sheet.

The severance pay expense for the years ended December 31, 2017, 2016 and 2015 amounted to $ 426, $ 159 and $ 221, respectively.

q.	Fair value of financial instruments:

The Company measures its investments in marketable securities and its foreign currency derivative contracts at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 -	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 -	Unobservable inputs for the asset or liability.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term bank deposit, restricted cash deposit, trade receivables, other current assets, trade payables and other liabilities approximate their fair value due to the short-term maturities of such instruments.

The following table presents the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2017 and 2016:

	December 31, 2017
	Fair value measurements using input type
	Level 1	Level 2	Total

Marketable securities:
Equity	$561	$-	$561
Foreign currency derivative contracts	-	23	23

	$561	$23	$584

	December 31, 2016
	Fair value measurements using input type
	Level 1	Level 2	Total

Marketable securities:
Equity	$911	$-	$911
Foreign currency derivative contracts	-	(28)	(28)

	$911	$(28)	$883

r.	Derivative instruments:

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company's exposure in currencies other than the dollar. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative meets the definition of a hedge and is so designated, changes in the fair value of the derivative are recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative designated as a hedge is recognized in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included in earnings.

s.	Basic and diluted loss per share:

Basic net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus potentially dilutive Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

All outstanding stock options have been excluded from the calculation of the diluted net loss per share in 2017, 2016 and 2015.

The total weighted average number of shares related to the outstanding stock options excluded from the calculations of diluted net loss per share due to their anti-dilutive effect was 471,962, 778,545 and 595,439 for the years ended December 31, 2017, 2016 and 2015, respectively.

t.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents, short-term bank deposits, marketable securities, trade receivables, restricted cash deposit and foreign currency derivative contracts.

The Company's marketable securities include investments in equity and US treasury bills. The Company's investment policy limits the amount the Company may invest in any one type of issuer, thereby reducing credit risk concentrations. In addition, the policy establishes minimum credit ratings for all types of securities.

An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. The provision for doubtful accounts amounted to $ 24 and $ 20 at December 31, 2017 and 2016, respectively. Bad debt expense amounted to $ 4, $ 20 and $ 0 for the year ended December 31, 2017, 2016 and 2015, respectively.

u.	Treasury shares:

The Company presents the cost to repurchase treasury shares as a reduction of shareholders' equity.

v.	Comprehensive loss:

The Company accounts for comprehensive loss in accordance with ASC 220 "Comprehensive Income". Comprehensive loss generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of comprehensive loss relate to foreign currency translation adjustments, gains (losses) on hedging derivative instruments and unrealized gains (losses) on marketable securities.

The following table shows the components of accumulated other comprehensive income, net of taxes, for the year ended December 31, 2017:

	Year ended December 31, 2017
	Unrealized gains on marketable securities	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	273	(114)	(28)	131

Other comprehensive income	129	93	194	323
Amounts reclassified from accumulated other comprehensive income	(154)	-	(143)	(204)

Net current-period other comprehensive income (loss)	(25)	93	51	119

Ending balance	248	(21)	23	250

w.          Recently adopted accounting standards:

In March 2016, the Financial Accounting Standards Board (FASB) issued ASU 2016-09, "Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting" ("ASU 2016-09"), which simplified certain aspects of the accounting for share-based payment transactions, including income taxes, classification of awards and classification in the statement of cash flows. ASU 2016-09 was effective for the Company from the first quarter of 2017, at which time it changed its accounting policy to account for forfeitures as they occur. The Company applied this guidance on January 1, 2017, on a modified retrospective transition basis and recorded a cumulative-effect adjustment in its accumulated deficit for the forfeiture fair value in an amount of $103.

x.          Recently issued accounting standards, not yet adopted:

In May 2014, the FASB issued Accounting Standards Update 2014-09 ("ASU 2014-09") "Revenue from Contracts with Customers (Topic 606)". ASU 2014-09 supersedes the revenue recognition requirements in "Revenue Recognition (Topic 605)", and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. Subsequently, the FASB has issued several additional ASUs related to ASU No. 2014-09, collectively they are referred to as the “new revenue standards,” which become effective for the Company beginning January 1, 2018. The Company selected the modified retrospective transition method.

While the Company is continuing to assess all potential impacts of the new standard, the Company currently believes the impacts relate to arrangements that include term-based software licenses, allocation of transaction price to each performance obligation on a relative standalone selling price and capitalization of costs related to obtaining customer contracts.

In January 2016, the FASB issued ASU 2016-01, "Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities" ("ASU 2016-01"), which updates certain aspects of recognition, measurement, presentation and disclosure of financial instruments. ASU 2016-01 will be effective for the Company in the first quarter of 2018. The Company expects no material impact on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, "Leases" ("ASU 2016-02"). The updated standard aims to increase transparency and comparability among organizations by requiring lessees to recognize lease assets and lease liabilities on the balance sheet and requiring disclosure of key information about leasing arrangements. This update is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods; early adoption is permitted and modified retrospective application is required.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (ASU 2016-18), which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company will adopt the new standard effective January 1, 2018 and does not expect the adoption of ASU 2016-18 to have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, "Financial Instruments - Credit Losses (Topic 326)" ("ASU 2016-13"). The amendments in this update require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss, which will be more decision useful to users of the financial statements. ASU 2016-13 is effective for the Company for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is allowed as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is still evaluating the effect that this guidance will have on the Company’s consolidated financial statements and related disclosures.

In August 2017, the FASB issued ASU 2017-12, "Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities". The objectives of this ASU are to improve the financial reporting of hedging relationships to better portray the economic results of an entity's risk management activities in its financial statements and to make certain targeted improvements to simplify the application of the hedge accounting guidance in current GAAP. ASU 2017-12 is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years. The Company is currently evaluating the effect that this guidance will have on its consolidated financial statements.